Pay vs Performance Disclosure - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table

(in thousands)

Included in the table below is the annual compensation paid to our executives and our financial performance for each of the three previous years.

Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(3)	Average Summary Compensation Table Total for Non-PEO NEOs Officer(2)	Average Compensation Actually Paid to Non-PEO NEOs(3)	Value of Initial Fixed $100 Investment Based On: Total Shareholder Return(4)	Net Income (Loss)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$568	$(203)	$259	$78	$70	$(7,121)
2024	$1,821	$2,699	$717	$979	$118	$(13,000)
2023	$1,006	$(1,453)	$320	$103	$33	$(11,927)

(1)	For fiscal years 2025, 2024, and 2023, this is the total compensation, as disclosed in the Summary Compensation Table above, for Mr. Ram Mukunda, our Principal Executive Officer (“PEO”).

(2)	For fiscal years 2025, 2024, and 2023, this is the total compensation, as disclosed in the Summary Compensation Table above, for Ms. Claudia Grimaldi, our non-PEO NEO.

(3)	Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Summary Compensation Table total for the Non-PEO (column (d) above), as applicable, with the adjustments pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K.

(4)	The Total Shareholder Return reflected in this column for each applicable fiscal year is calculated based on a fixed investment of $100 through the end of the applicable fiscal year on the same cumulative basis.
	FYE 2025	FYE 2024	FYE 2023	FYE 2025	FYE 2024	FYE 2023
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$568	1,821	1,006	259	717	320
Subtract: Grant date fair value of equity awards granted during the covered year	-	(1,066)	(301)	-	(370)	(75)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	-	1,517	159	-	535	40
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	(663)	158	(1,804)	(148)	10	(129)
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	-	234	79	-	78	20
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	(108)	34	(592)	(33)	8	(72)
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid	$(203)	2,699	(1,453)	78	979	103

Named Executive Officers, Footnote
(1)	For fiscal years 2025, 2024, and 2023, this is the total compensation, as disclosed in the Summary Compensation Table above, for Mr. Ram Mukunda, our Principal Executive Officer (“PEO”).
(2)	For fiscal years 2025, 2024, and 2023, this is the total compensation, as disclosed in the Summary Compensation Table above, for Ms. Claudia Grimaldi, our non-PEO NEO.

PEO Total Compensation Amount	$ 568	$ 1,821	$ 1,006
PEO Actually Paid Compensation Amount	$ (203)	2,699	(1,453)
Adjustment To PEO Compensation, Footnote
	FYE 2025	FYE 2024	FYE 2023	FYE 2025	FYE 2024	FYE 2023
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$568	1,821	1,006	259	717	320
Subtract: Grant date fair value of equity awards granted during the covered year	-	(1,066)	(301)	-	(370)	(75)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	-	1,517	159	-	535	40
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	(663)	158	(1,804)	(148)	10	(129)
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	-	234	79	-	78	20
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	(108)	34	(592)	(33)	8	(72)
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid	$(203)	2,699	(1,453)	78	979	103

Non-PEO NEO Average Total Compensation Amount	$ 259	717	320
Non-PEO NEO Average Compensation Actually Paid Amount	$ 78	979	103
Adjustment to Non-PEO NEO Compensation Footnote
	FYE 2025	FYE 2024	FYE 2023	FYE 2025	FYE 2024	FYE 2023
(in thousands)	PEO	PEO	PEO	Non-PEO	Non-PEO	Non-PEO
SCT Total Compensation	$568	1,821	1,006	259	717	320
Subtract: Grant date fair value of equity awards granted during the covered year	-	(1,066)	(301)	-	(370)	(75)
Add: Fair value as of the end of the covered fiscal year of all awards granted during the covered fiscal year that were outstanding and unvested as of the end of the fiscal covered year;	-	1,517	159	-	535	40
Add: Change in fair value from the end of the prior fiscal year to the end of the covered fiscal year for awards granted in any prior fiscal year that were outstanding and unvested as of the end of the covered fiscal year	(663)	158	(1,804)	(148)	10	(129)
Add: Fair value as of the vesting date of awards that were granted and vested in the same year	-	234	79	-	78	20
Add: Change in fair value from the end of the prior fiscal year to the vesting date of awards granted in any prior fiscal year that vested in the covered fiscal year	(108)	34	(592)	(33)	8	(72)
Subtract: Fair value at the end of the prior fiscal year of awards granted in any prior fiscal year that failed to vest (forfeited) in the covered fiscal year	-	-	-	-	-	-
Add: Dollar amount of dividends or other earnings paid on equity awards in the covered fiscal year prior to the vesting date that are not included in total compensation for the covered fiscal year	-	-	-	-	-	-
Compensation Actually Paid	$(203)	2,699	(1,453)	78	979	103

Compensation Actually Paid vs. Total Shareholder Return

Relationship Between Compensation Actually Paid and Company Total Shareholder Return

Part of the overall compensation is the stock price. In fiscal years 2025 and 2024, the metrics set by the Compensation Committee and the Board with respect to stock price were not met. The PEO and non-PEO were therefore compensated based on shareholder return or value of stock during the fiscal year in each of the 2025 and 2024 fiscal years in the form of stock awards based on market-based milestones. These stock milestones are described under the Narrative to Summary Compensation Table section of this Proxy Statement.

Total Shareholder Return Amount	$ 70	118	33
Net Income (Loss)	$ (7,121)	$ (13,000)	$ (11,927)
PEO Name	Mr. Ram Mukunda	Mr. Ram Mukunda	Mr. Ram Mukunda
Additional 402(v) Disclosure	Compensation Actually Paid is the Summary Compensation Table total for the PEO (column (b) above) and Summary Compensation Table total for the Non-PEO (column (d) above), as applicable, with the adjustments pursuant to Item 402(v)(2)(iii)(C) of Regulations S-K.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure

Relationship Between Compensation Actually Paid and Operational Milestones

The Company does not look to net income (loss) as a performance measure for its executive compensation program and instead looks at operational metrics, such as drug development milestones, pipeline progress, R&D spend, regulatory compliance, intellectual property, partnerships, collaborations, and general financial health of the Company. The compensation actually paid for both our PEO and non-PEO NEO decreased between the 2024 fiscal year and Fiscal 2025. This is primarily because the compensation is structured with stock, and the stock did not perform well despite meeting operational milestones.

The compensation actually paid to our named executive officers from Fiscal 2025 versus the 2024 fiscal year generally reflects cash bonuses and stock awards, some of which vest based on milestones and others based on time. In addition, the Company decreased operating loss reflecting a diligent commitment to the financial health of the Company.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (1,066)	$ (301)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	1,517	159
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(663)	158	(1,804)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	234	79
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(108)	34	(592)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(370)	(75)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	535	40
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(148)	10	(129)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	78	20
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (33)	$ 8	$ (72)